Law Department
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, Indiana 46802

Mary Jo Ardington
Associate General Counsel
Phone: 260-455-3917
MaryJo. Ardington@LFG.com

VIA EDGAR

January 20, 2012

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:       Lincoln National Variable Annuity Account C
Multi-Fund® 5 Retirement Annuity
Registration Statement on Form N-4
The Lincoln National Life Insurance Company
File No. 811-03214

Commissioners:

On behalf of The Lincoln National Life Insurance Company and Lincoln National Variable Annuity Account C (“the Account”), we hereby file on EDGAR a conformed electronic format copy of an initial registration statement under the Securities Act of 1933 on Form N-4 (the “Registration Statement”) for individual variable annuity contracts (“Contracts”).

A paper copy format of this filing will be provided to the Staff of the Office of Insurance Products, Division of Investment Management.

The Contracts are based on certain individual variable annuity contracts previously registered with the Commission by Lincoln Life Variable Annuity Account N (File No. 333-172328) and the Registration Statement is based on the current Registration Statement for the Account.  Accordingly, we request that the Registration Statement be given selective review.  The information relating to this request will be provided with the courtesy copy of this filing provided to the Staff under separate cover.

Any questions or comments regarding this filing should be directed to me at the number listed above.

Sincerely,

Mary Jo Ardington
Associate General Counsel